Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expense And Other Assets Current [Abstract]
Interest receivables	$ 149	$ 241
Deposits	980	638
VAT refund receivables	1,081	2,766
Prepayments to suppliers	1,314	1,176
Other prepaid expenses	508	424
Prepaid expenses and other current assets	$ 4,032	$ 5,245